Fixed assets	6 Months Ended
Jun. 30, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Fixed assets
Note 8 - Fixed assets

				Office
	Photovoltaic	Pumped	Biogas	furniture and
	Plants	storage	installations	equipment	Total
	€ in thousands
Cost
Balance as at January 1, 2022	251,027	78,892	35,192	190	365,301
Additions	4,999	13,714	431	14	19,158
Effect of changes in exchange rates	-	-	-	(1)	(1)
Balance as at June 30, 2022	256,026	92,606	35,623	203	384,458

Balance as at January 1, 2021	223,626	16,607	34,107	180	274,520
Additions	27,401	62,285	1,085	8	90,779
Effect of changes in exchange rates	-	-	-	2	2
Balance as at December 31, 2021	251,027	78,892	35,192	190	365,301

Depreciation
Balance as at January 1, 2022	17,297	-	6,952	155	24,404
Depreciation for the period	5,868	-	1,497	10	7,375
Effect of changes in exchange rates	-	-	-	(1)	(1)
Balance as at June 30, 2022	23,165	-	8,449	164	31,778

Balance as at January 1, 2021	6,286	-	4,002	137	10,425
Depreciation for the year	11,011	-	2,950	16	13,977
Effect of changes in exchange rates	-	-	-	2	2
Balance as at December 31, 2021	17,297	-	6,952	155	24,404

Carrying amounts
As at June 30, 2022	232,861	92,606	27,174	39	352,680
As at December 31, 2021	233,730	78,892	28,240	35	340,897